Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300762172	Total Debt To Income Ratio	20.00	25.52	Approval DTI of 25.440% / Review DTI of 25.52%, Non material variance. Source of tape value is unknown.